PGIM Quant Solutions Commodity Strategies Fund Annual Fund Operating Expenses - PGIM Quant Solutions Commodity Strategies Fund	Jul. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 30, 2026
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.19%)
Net Expenses (as a percentage of Assets)	0.70%	[2]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.46%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.22%	[3]
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.98%)
Net Expenses (as a percentage of Assets)	0.70%	[2]

[1]	Includes management fees of 0.40% of the average daily net assets of PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary (the “Cayman Subsidiary”) (0.06% of the daily net assets of the Fund as of July 31, 2025).
[2]	PGIM Investments LLC (“PGIM Investments”) has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Separately, PGIM Investments has contractually agreed, through November 30, 2026, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class R6 shares and 0.70% of average daily net assets for Class Z shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the waiver/reimbursement and/or recoupment for that fiscal year, as applicable. These waivers may not be terminated prior to November 30, 2026 without the prior approval of the Fund’s Board of Trustees.
[3]	Other expenses have been updated from the most recent annual report to reflect current expenses.